SHORT TERM LOAN PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
SHORT TERM LOAN PAYABLE

6. SHORT TERM LOAN PAYABLE

On September 12, 2025, the Company issued a convertible promissory note with a principal amount of $77,720 for cash proceeds of $67,000 (original-issue discount $10,720). A one-time interest charge of 12% ($9,326) was applied on the Issue Date, resulting in total scheduled repayments of $87,046 payable in five installments beginning March 15, 2026. No payments were made under the Note.

The March 15, 2026, installment was missed. Written notice of default was received on March 31, 2026. Default Interest at 22% per annum began accruing on March 15, 2026. Upon the Event of Default on April 4, 2026, the Note became immediately due and payable at the Default Amount of $130,569 (150% of $87,046). Between April 13 and May 8, 2026, the Holder converted the entire Default Amount (plus additional Default Interest of $749.63 and contractual conversion fees of $12,000) into an aggregate of 87,552,757 shares of common stock pursuant to the post-default conversion provisions of the Note. The conversions occurred as follows:

●	April 13, 2026: $10,000 at $0.00234 → 4,273,504 shares

●	April 15, 2026: $15,000 at $0.00247 → 6,072,874 shares

●	April 21, 2026: $15,000 at $0.00208 → 7,211,538 shares

●	April 22, 2026: $20,000 at $0.00208 → 9,615,384 shares

●	April 24, 2026: $20,000 at $0.00156 → 12,820,513 shares

●	April 27, 2026: $22,000 at $0.00156 → 14,102,564 shares

●	May 1, 2026: $25,000 at $0.001235 → 20,242,915 shares

●	May 8, 2026: $16,318.63 (remaining balance including $749.63 interest) at $0.001235 → 13,213,465 shares

POWERDYNE INTERNATIONAL, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

June 30, 2026, and 2025

6. SHORT TERM LOAN PAYABLE (continued)

The May 8 shares were issued via DWAC without restrictive legend pursuant to a Rule 144 opinion of counsel. On May 11, 2026, the Holder confirmed that the obligation recorded at the Default Amount had been fully satisfied and the Note balance is zero. Total amount extinguished (principal, default premium, interest and fees) was $159,637.26.

Interest expense for the three and six months ended June 30, 2026, includes the default premium of $43,523, additional Default Interest of $749.63 and conversion fees of $12,000. The 199,282,051 shares previously held in escrow as collateral were released upon satisfaction of the Note.

On April 22, 2026, we entered a convertible note payable with a common stock purchase warrant with Quick Capital, LLC.

The full convertible note payable and warrant accounted for as a derivative was issued on April 22, 2026, the Company issued a convertible promissory note with a legal face amount of $71,022.72. The Company received cash proceeds of $58,500 after the lender withheld $4,000 for counsel fees. The note carries a contractual original-issue discount / guaranteed interest charge of $8,522.72. The total amount payable under the scheduled amortization is $79,545.44, consisting of four payments of $19,886.36. The note matures on January 22, 2027, and may be prepaid at 105% of the outstanding principal plus accrued interest, subject to conditions.

The note is convertible at the holder’s option at the lower of (i) $0.004 per share or (ii) 65% of the lowest trading price of the Company’s common stock during the ten trading days preceding the conversion date. In the event of default, the conversion price is $0.001. In connection with the note the Company also issued a five-year warrant for 3,551,136 shares of common stock with an initial exercise price of $0.01 per share. The warrant contains a full-ratchet down-round reset provision.

On May 22, 2026, the Company issued a convertible promissory note to Vanquish Funding Group Inc. in the principal amount of $67,000. The note was funded on or about May 28, 2026. In connection with the closing, the Company reimbursed the lender $7,000 for legal fees and due diligence costs. These costs have been recorded as debt issuance costs and are presented as a direct deduction from the carrying amount of the note. The initial net carrying amount of the note is therefore $60,000. The issuance costs are being amortized as additional interest expense over the term of the note.

The note matures on February 28, 2027, and bears interest at 10% per annum. Interest accrues from the Issue Date but is payable only at maturity, upon acceleration, or upon prepayment. Default interest is 22% per annum.

The note is convertible beginning 180 days after the Issue Date (approximately November 18, 2026) at a Conversion Price equal to 65% of the lowest Trading Price of the Company’s common stock during the ten (10) Trading Days prior to the Conversion Date. The Holder may deduct $1,500 from each conversion amount for deposit fees. Conversion is subject to a 4.99% beneficial-ownership limitation. The Company is required to reserve four times the number of shares issuable upon full conversion; the reserved shares have not been issued and are not included in issued and outstanding shares.

Because conversion is contractually prohibited for the first 180 days and management has determined that the fair value of the embedded conversion feature is nominal during this period, no derivative liability has been recorded as of June 30, 2026. The Company will re-evaluate the conversion feature when the 180-day lock-up expires or if its fair value becomes material prior to that date.

As of June 30, 2026, the Company was in compliance with the terms of the note. No conversions had occurred. Unamortized debt issuance costs on June 30, 2026, were $6,033. Interest expense recognized on the note for the period from issuance through June 30, 2026, was $1,682.89.

As of June 30, 2026 and December 31, 2025, the short-term loan payable balances were $90,286 and $87,046 respectively. The original issue discount on the short-term loan payables is estimated at $28,214. The guaranteed interest payable is pertaining to accrued interest on the Vanquish and Quick Capital notes and is $11,442. The warrant derivative liability of $8,026 pertains to the warrant attached to the Quick Capital short term loan payable.

POWERDYNE INTERNATIONAL, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

June 30, 2026, and 2025

10. SHORT TERM LOAN PAYABLE

September 30, 2025, the Company entered into a debt arrangement that requires that the Company pay back $87,720 in 5 instalments. The first instalment is due on March 15, 2026, for $43,523. Instalments two through five are to be paid on 15th of each month for April to July 2026 in the amount of $10,880.75 each. The Company received $60,000 in cash to fund operations and incurred $9,326 in upfront interest expense at a rate of 12%. The Company will pay off the debt in the next 10 months. Additionally, the Company had to place 199,282,051 shares into escrow as collateral for the short-term loan. As of the reporting date, the Company was in full compliance of the short-term loan. In the event of default, the Company will pay a 22% interest rate.